Employees' retirement benefits (Tables)	12 Months Ended
Mar. 31, 2017
Contract-type Corporate Pension Plan, Defined Benefit
Benefit Payments, which Reflect Expected Future Service

The benefit payments, which reflect expected future service, are expected to be as follows:

Years ending March 31	Millions of yen
2018	¥12,205
2019	11,467
2020	11,171
2021	10,885
2022	15,928
2023-2027	67,228

Reconciliations and Changes in Defined Benefit Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets

The following table presents reconciliations and changes in the lump-sum severance and contract-type corporate pension plans’ projected benefit obligations and fair value of plan assets for the fiscal years ended March 31, 2016 and 2017. DOCOMO uses a measurement date of March 31.

	Millions of yen
	2016	2017
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥217,950	¥226,933
Service cost	9,438	9,501
Interest cost	2,113	1,123
Actuarial (gain) loss	11,536	(4,494)
Transfer of liability from contract-type corporate pension plans of the NTT group	(2,828)	253
Benefit payments	(11,276)	(12,676)

Projected benefit obligation, end of year	¥226,933	¥220,640

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥98,981	¥97,309
Actual return on plan assets	1,685	2,709
Employer contributions	1,199	61
Transfer of plan assets from contract-type corporate pension plans of the NTT group	(859)	44
Benefit payments	(3,697)	(3,600)

Fair value of plan assets, end of year	¥97,309	¥96,523

As of March 31:
Funded status	¥(129,624)	¥(124,117)

Defined Benefit Plan, Amounts Recognized in Consolidated Balance Sheets

The amounts recognized in the consolidated balance sheets as of March 31, 2016 and 2017 were as follows:

	Millions of yen
	2016	2017
Liability for employees’ retirement benefits	¥(134,522)	¥(133,283)
Asset for employees’ retirement benefits	4,898	9,166

Net amount recognized	¥(129,624)	¥(124,117)

Defined Benefit Plan, Items Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2016 and 2017 were as follows:

	Millions of yen
	2016	2017
Actuarial gains (losses), net	¥(44,040)	¥(37,103)
Prior service cost, net	374	(184)
Transition obligation	(403)	(355)

Total	¥(44,069)	¥(37,642)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2016 and 2017 were as follows:

	Millions of yen
	2016	2017
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥225,465	¥218,942
Fair value of plan assets	95,516	94,534
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥225,464	¥218,941
Fair value of plan assets	95,516	94,534

Net Periodic Pension Cost

The net periodic pension cost for the fiscal years ended March 31, 2015, 2016 and 2017 comprised the following:

	Millions of yen
	2015	2016	2017
Service cost	¥8,562	¥9,438	¥9,501
Interest cost on projected benefit obligation	2,821	2,113	1,123
Expected return on plan assets	(2,003)	(1,931)	(1,915)
Amortization of prior service cost	(851)	(694)	(558)
Amortization of actuarial gains and losses	834	1,128	1,649
Amortization of transition obligation	112	49	48

Net periodic pension cost	¥9,475	¥10,103	¥9,848

Other Changes in Plan Assets and Benefit Obligations of Defined Benefit Pension Plans Recognized in Accumulated Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)” for the fiscal years ended March 31, 2015, 2016 and 2017 comprised the following:

	Millions of yen
	2015	2016	2017
Other changes in plan assets and benefit obligations:
Actuarial (gains) losses arising during period, net	¥8,882	¥11,782	¥(5,288)
Amortization of prior service cost	851	694	558
Amortization of actuarial gains and losses	(834)	(1,128)	(1,649)
Amortization of transition obligation	(112)	(49)	(48)

Total recognized in “Accumulated other comprehensive income (loss)”	¥8,787	¥11,299	¥(6,4

Fair Values of Pension Plan Assets

The following table presents the fair values of DOCOMO’s pension plan assets as of March 31, 2016 and 2017. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 20 “Fair value measurements.”

	Millions of yen
	2016
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥2,217	¥2,217	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	34,518	34,321	197	—
Domestic corporate bonds	3,738	—	3,738	—
Foreign government bonds	4,120	3,950	170	—
Foreign corporate bonds	153	59	94	—
Equity securities
Domestic stocks	2,439	2,437	2	—
Foreign stocks	4,124	4,124	—	—
Life insurance company general accounts	13,530	—	13,530	—
Other	1,468	—	(1)	1,469
Sub-total	¥66,307	¥47,108	¥17,730	¥1,469

Assets measured at net asset value
Securities investment trust beneficiary certificates
Domestic debt securities	¥1,849
Domestic equity securities	954
Foreign debt securities	722
Foreign equity securities	643
Pooled funds	26,834

Total	¥97,309

	Millions of yen
	2017
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥2,168	¥2,168	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	37,237	36,215	1,022	—
Domestic corporate bonds	4,972	—	4,972	—
Equity securities
Domestic stocks	4,334	4,334	—	—
Foreign stocks	1,730	1,730	—	—
Life insurance company general accounts	13,217	—	13,217	—
Other	902	—	—	902
Sub-total	¥64,560	¥44,447	¥19,211	¥902

Assets measured at net asset value
Securities investment trust beneficiary certificates
Domestic debt securities	¥2,701
Domestic equity securities	803
Foreign equity securities	268
Pooled funds	28,191

Total	¥96,523

Contract-type Corporate Pension Plan, Defined Benefit | Projected Benefit Obligations
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost	The assumptions used in determination of the projected benefit obligations as of March 31, 2016 and 2017 were as follows:

	2016	2017
Discount rate	0.5%	0.7%

NTT Corporate Defined Benefit Pension Plan
Benefit Payments, which Reflect Expected Future Service

The benefit payments, which reflect expected future service under the NTT CDBP, based on actuarial computations which covered only DOCOMO employees are expected to be as follows:

Years ending March 31	Millions of yen
2018	¥2,110
2019	2,208
2020	2,240
2021	2,328
2022	2,406
2023-2027	12,327

Reconciliations and Changes in Defined Benefit Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets

The following table presents reconciliations and changes in the NTT CDBP’s projected benefit obligation and fair value of plan assets for the fiscal years ended March 31, 2016 and 2017. The amount in the table is based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP. The funded status was recognized as “Liability for employees’ retirement benefits” in the consolidated balance sheets as of March 31, 2016 and 2017.

	Millions of yen
	2016	2017
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥131,142	¥153,606
Service cost	4,743	6,436
Interest cost	1,311	757
Actuarial (gain) loss	19,652	(7,936)
Internal adjustment due to transfer of employees within the NTT group	(1,136)	257
Other	139	101
Benefit payments	(2,245)	(2,577)

Projected benefit obligation, end of year	¥153,606	¥150,644

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥86,459	¥86,524
Actual return on plan assets	330	2,746
Employer contributions	2,242	2,501
Employee contributions	458	492
Internal adjustment due to transfer of employees within the NTT group	(859)	155
Other	139	101
Benefit payments	(2,245)	(2,577)

Fair value of plan assets, end of year	¥86,524	¥89,942

As of March 31:
Funded status	¥(67,082)	¥(60,702)

Defined Benefit Plan, Items Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2016 and 2017 were as follows:

	Millions of yen
	2016	2017
Actuarial gains (losses), net	¥ (41,022)	¥ (30,027)
Prior service cost, net	3,924	3,400

Total	¥ (37,098)	¥ (26,627)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2016 and 2017 were as follows:

	Millions of yen
	2016	2017
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥153,606	¥150,644
Fair value of plan assets	86,524	89,942
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥115,562	¥113,699
Fair value of plan assets	86,274	89,663

Net Periodic Pension Cost

The net periodic pension cost for the NTT CDBP regarding DOCOMO employees for the fiscal years ended March 31, 2015, 2016 and 2017 comprised the following:

	Millions of yen
	2015	2016	2017
Service cost	¥3,905	¥4,743	¥6,436
Interest cost on projected benefit obligation	1,613	1,311	757
Expected return on plan assets	(1,892)	(2,141)	(2,140)
Amortization of prior service cost	(525)	(524)	(524)
Amortization of actuarial gains and losses	686	775	2,453
Contribution from employees	(432)	(458)	(492)

Net periodic pension cost	¥3,355	¥3,706	¥6,490

Other Changes in Plan Assets and Benefit Obligations of Defined Benefit Pension Plans Recognized in Accumulated Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations of the NTT CDBP regarding DOCOMO employees recognized in “Accumulated other comprehensive income (loss)” for the fiscal years ended March 31, 2015, 2016 and 2017 comprised the following:

	Millions of yen
	2015	2016	2017
Other changes in plan assets and benefit obligations:
Actuarial (gains) losses arising during period, net	¥3,213	¥21,463	¥(8,542)
Amortization of prior service cost	525	524	524
Amortization of actuarial gains and losses	(686)	(775)	(2,453)

Total recognized in “Accumulated other comprehensive income (loss)”	¥3,052	¥21,212	¥(10,471)

Fair Values of Pension Plan Assets

The following table presents the fair values of NTT CDBP’s pension plan assets as of March 31, 2016 and 2017. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 20 “Fair value measurements.”

	Millions of yen
	2016
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥569	¥569	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	25,104	24,611	493	—
Domestic corporate bonds	5,743	—	5,743	—
Foreign government bonds	4,697	4,527	170	—
Foreign corporate bonds	28	8	20	—
Equity securities
Domestic stocks	8,692	8,687	5	—
Foreign stocks	7,073	7,073	—	0
Life insurance company general accounts	10,294	—	10,294	—
Other	131	—	0	131
Sub-total	¥62,331	¥45,475	¥16,725	¥131

Assets measured at net asset value
Securities investment trust beneficiary certificates
Domestic debt securities	¥8,007
Domestic equity securities	5,784
Foreign debt securities	2,436
Foreign equity securities	1,498
Pooled funds	6,468

Total	¥86,524

	Millions of yen
	2017
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥1,596	¥1,596	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	28,842	27,651	1,191	—
Domestic corporate bonds	7,715	—	7,715	—
Foreign government bonds	2,614	2,196	418	—
Foreign corporate bonds	57	51	6	—
Equity securities
Domestic stocks	9,142	9,142	—	—
Foreign stocks	4,869	4,869	—	—
Life insurance company general accounts	10,690	—	10,690	—
Other	102	—	—	102
Sub-total	¥65,627	¥45,505	¥20,020	¥102

Assets measured at net asset value
Securities investment trust beneficiary certificates
Domestic debt securities	¥8,690
Domestic equity securities	5,489
Foreign debt securities	1,978
Foreign equity securities	1,434
Pooled funds	6,724

Total	¥89,942

NTT Corporate Defined Benefit Pension Plan | Projected Benefit Obligations
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determining the NTT CDBP’s projected benefit obligations, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, as of March 31, 2016 and 2017 were as follows:

	2016	2017
Discount rate	0.5%	0.7%
Long-term rate of salary increases	3.4	3.4

Pension Cost | Contract-type Corporate Pension Plan, Defined Benefit
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determination of the net periodic pension cost for the fiscal years ended March 31, 2015, 2016 and 2017 were as follows:

	2015	2016	2017
Discount rate	1.4%	1.0%	0.5%
Expected long-term rate of return on plan assets	2.0	2.0	2.0

Pension Cost | NTT Corporate Defined Benefit Pension Plan
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determining the net periodic pension cost, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, for the fiscal years ended March 31, 2015, 2016 and 2017 were as follows:

	2015	2016	2017
Discount rate	1.4%	1.0%	0.5%
Long-term rate of salary increases	3.4	3.4	3.4
Expected long-term rate of return on plan assets	2.5	2.5	2.5